                                  [IVY LOGO]

                              IVY BOND FUND
                       IVY DEVELOPING MARKETS FUND
                 IVY INTERNATIONAL SMALL COMPANIES FUND
                             IVY GLOBAL FUND
                  IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                             IVY GROWTH FUND
                          IVY US BLUE CHIP FUND
                      IVY US EMERGING GROWTH FUND
                              (the "Funds")

     Supplement Dated March 4, 2003 To Prospectus Dated April 30, 2002
    (as supplemented on May 16, 2002, August 29, 2002, December 23, 2002,
                    January 10, 2003 and February 6, 2003)

On January 21, 2003, the Board of Trustees of the Funds approved a proposal to reorganize each of the Funds into the corresponding Acquiring Fund listed below, subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of a Fund approve the proposal, all of the assets of the Fund will be transferred to the corresponding
Acquiring Fund, and shareholders of the Fund will receive shares of the corresponding Acquiring Fund in exchange for their shares. Shareholders of each Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in early June, 2003. If approved at the special meeting, the reorganizations are proposed to take place in late June, 2003.
Shareholders of the Funds will be mailed more detailed information relating to the proposal in April, 2003.

     Funds                          Acquiring Funds
  Ivy Bond Fund                 Waddell & Reed Advisors Bond Fund

  Ivy Developing Markets Fund   Ivy Pacific Opportunities Fund

  Ivy Global Fund               W&R International Growth Fund
  Ivy International Small
     Companies Fund

  Ivy Global Science &          W&R Science and Technology Fund
     Technology Fund

  Ivy Growth Fund               Waddell & Reed Advisors Accumulative Fund

  Ivy US Blue Chip Fund         W&R Core Equity Fund

  Ivy US Emerging Growth Fund   W&R Mid-Cap Growth Fund